Redeemable non-controlling interest - Additional Information (Details) - Asia Offshore Drilling Ltd - USD ($)	Apr. 04, 2018	Dec. 31, 2019
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent		66.24%
Mermaid
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		33.76%
Noncontrolling interest owners option to redeem, price ceiling	$ 125,000,000
Noncontrolling interest parent option to redeem, price floor	75,000,000
Purchase price threshold (less than) for cash settlement	50,000,000
Purchase price threshold (greater than) for settlement in shares	50,000,000
Purchase price, amount to be redeemed in cash if price is above threshold	$ 50,000,000